NATURE AND CONTINUANCE OF OPERATIONS	6 Months Ended
Jun. 30, 2026
Nature And Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1.	NATURE AND CONTINUANCE OF OPERATIONS

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company’s shares trade on the following stock exchanges: NASDAQ: DPRO; CSE: DPRO; FSE: 3U8. The Company’s head office is located at 235 103rd St. E, Saskatoon, SK, S7N 1Y8 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

Draganfly is a manufacturer, contract engineering, and product development company within the commercial UAV space serving the public safety, civil, military, agriculture, industrial inspections and mapping and surveying markets.